SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

VANDERBILT MORTGAGE AND FINANCE, INC.1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the reporting period January 1, 2012 to March 31, 2012

Date of Report (Date of filing): May 9, 2012

Commission File Number of securitizer: ____________

Central Index Key Number of securitizer: 0000816512

Tom Coyne (865) 380-3638

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☒2

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]	Vanderbilt Mortgage and Finance, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.
[2]

This securitizer is also a securitizer of asset-backed securities guaranteed by Ginnie Mae and has no activity to report for the quarterly period with respect to such asset-backed securities pursuant to Rule 15Ga-1(c)(2)(i).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 9, 2012	VANDERBILT MORTGAGE AND FINANCE, INC.
(Securitizer)

	By:	/s/ Tom Coyne
		Name:	Tom Coyne
		Title:	Assistant Controller

2